                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05597

Morgan Stanley Municipal Income Opportunities Trust
              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                   (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: November 30, 2005


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the six months ended November 30, 2005

MARKET CONDITIONS


Throughout the six-month period ended November 30, 2005, economic reports continued to show moderate growth, sustained consumer spending, and reasonable gains in employment. Although core inflation (which excludes food and energy) remained benign, inflationary concerns mounted during the summer as heavy demand and geopolitical events drove oil prices to protracted highs. September brought heightened uncertainty in the wake of the unprecedented devastation caused by Hurricanes Rita and Katrina. The immediate economic impact was a major disruption of the nation's energy infrastructure. However, in the weeks that followed, economists generally agreed that an initial slowdown would be followed by a growth stimulus from reconstruction.

The Federal Open Market Committee (the Fed) continued the "measured" rate tightening cycle it began in June of 2004, raising the federal funds target rate four times during the six-month period. As a result, the rate moved from 3.00 percent to 4.00 percent, a four-year high. Yet, as the period closed, signals from the Fed appeared to support investors' expectations of additional increases.

Within this context, long-term municipal bond yields generally moved higher during the period. Representative yields on 30-year AAA rated municipal bonds increased from 4.25 percent at the start of the period to 4.55 percent at the end of November. Yields of shorter maturity bonds, which are more directly influenced by the Fed's actions, rose more significantly. Overall, the municipal yield curve continued to flatten and the yield spread (or differential between one-year rates and 30-year rates) narrowed. Investors' quest for yield favored lower-quality bonds over high-grade issues and kept credit spreads relatively tight.

Lower yields during most of the year led to a surge in refinancing activity, and municipal issuance remained strong. New issue volume increased by 14 percent to a record $371 billion during the first 11 months of the calendar year. As issuers rushed to refinance higher cost debt, refundings increased to 32 percent of total issuance, up from 25 percent in the first 11 months of 2004. Bonds backed by insurance dominated issuance and increased their market penetration to nearly 60 percent. Issuers in California, New York, Texas, Florida and Pennsylvania accounted for more than 40 percent of the total underwriting volume during the year-to-date period.

The municipal-to-Treasury yield ratio, which gauges performance between the two markets, remained attractive for tax-exempt bonds. The 30-year ratio averaged 97 percent during the period and moved as high as 102 percent in June. (Higher ratios indicate increased relative attractiveness of municipal bonds.) As a result, institutional investors that normally focus on taxable bond sectors supported municipals by "crossing over" to purchase tax-exempt bonds.

PERFORMANCE ANALYSIS


For the six-month period ended November 30, 2005, the net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust (OIA) decreased from $8.00 to $7.97 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.26 per share, the Fund's total NAV return was 2.83 percent. OIA's value on the New York Stock Exchange (NYSE) moved from $7.97 to $8.05 per share during the same period. Based on this change plus reinvestment of dividends, the Fund's total market return was 4.25 percent. On November 30, 2005, OIA's NYSE market price was at a one percent premium to its NAV. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2005, declared in September, were increased from $0.0425 to $0.0450 per share. The new dividend reflects the current level of the Fund's net investment income. OIA's level of undistributed net investment income was $0.135 per share on November 30, 2005, versus $0.124 per share six months earlier.(1)

The Fund invests primarily in higher yielding municipal bonds. Consistent with this focus, over two-thirds of the Fund is invested in below investment grade or non-rated issues. As of the end of the reporting period, the Fund included only one nonperforming holding which represented less than one percent of net assets. During the period, the Fund maintained a conservative strategy in anticipation of continued Fed tightening and higher interest rates. The Fund's duration stance helped total returns as rates rose during the period. The portfolio's option-adjusted duration was 5.7 years. Reflecting a commitment to diversification, the Fund's net assets of approximately $157 million were invested among 10 long-term sectors and 91 credits.

OIA's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

   TOP FIVE SECTORS
   Retirement & Life Care Facilities Revenue           18.3%
   Tax Allocation Revenue                              14.2
   Hospital Revenue                                    13.8
   IDR/PCR*                                            13.7
   Nursing & Health Related Facilities Revenue          9.9

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                              1.2%
   Aa/AA                                                6.3
   A/A                                                  3.4
   Baa/BBB                                             18.8
   Ba/BB or Less                                        8.9
   N/R                                                 61.4

* Industrial Development/Pollution Control Revenue

Data as of November 30, 2005. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of November 30, 2005


WEIGHTED AVERAGE MATURITY: 20 YEARS(A)

0-5                                                                               8.00
6-10                                                                             14.00
11-15                                                                            10.00
16-20                                                                             9.00
21-25                                                                            20.00
26-30                                                                            32.00
30+                                                                               7.00

(a)  Where applicable maturities reflect mandatory tender, put and call dates.

      Portfolio structure is subject to change.

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments
                               November 30, 2005

Alabama................     0.7%
Arkansas...............     1.3
California.............     6.0
Colorado...............     2.5
Connecticut............     1.3
District of Columbia...     0.2
Florida................    10.1
Georgia................     1.8
Hawaii.................     2.1
Illinois...............     3.1
Indiana................     0.7
Iowa...................     2.5
Kansas.................     1.0
Kentucky...............     0.3
Louisiana..............     0.6
Maryland...............     1.4
Massachusetts..........     2.8
Michigan...............     2.3
Minnesota..............     6.3
Missouri...............     5.8
Nevada.................     4.0
New Hampshire..........     6.7
New Jersey.............     5.1
New York...............     9.6%
North Carolina.........     0.7
Ohio...................     0.2
Pennsylvania...........     6.1
South Carolina.........     2.3
Tennessee..............     2.4
Texas..................     3.5
Vermont................     1.4
Virginia...............     5.4
Joint exemption*.......    (0.2)
                          -----
Total..................   100.0%
                          =====

---------------------
*   Joint exemptions have been included in each geographic location.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of November 30, 2005


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 5 YEARS

2006(a)                                                                           18
2007                                                                               3
2008                                                                              10
2009                                                                              13
2010                                                                               4
2011                                                                               9
2012                                                                               9
2013                                                                              11
2014                                                                               7
2015+                                                                             16

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 7.2%

2006(a)                                                                           8.7
2007                                                                              5.9
2008                                                                              6.5
2009                                                                              6.5
2010                                                                                7
2011                                                                                7
2012                                                                              6.6
2013                                                                              6.8
2014                                                                              6.4
2015+                                                                             7.6

(a)  May include issues initially callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 8.7% on 18% of the long-term portfolio that is callable in 2006.

    Portfolio structure is subject to change.

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (94.3%)
            Educational Facilities Revenue (4.3%)
$  1,100    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs....................................................   7.50%   05/01/11   $  1,136,113
     500    San Diego County, California, The Burnham Institute
              COPs....................................................   6.25    09/01/29        525,865
   1,000    Bellalago Educational Facilities Benefits District,
              Florida, Bellalago Charter School Ser 2004 B............   5.80    05/01/34      1,026,790
     500    Illinois Finance Authority, Fullerton Village Student
              Housing Ser 2004 A......................................   5.125   06/01/35        500,000
     500    Maryland Industrial Development Financing Authority, Our
              Lady of Good Counsel High School Ser 2005 A.............   6.00    05/01/35        511,080
   1,000    Westchester County Industrial Development Agency, New
              York, Guiding Eyes for The Blind Inc Ser 2004...........   5.375   08/01/24      1,026,070
   2,000    Chattanooga Health Educational & Housing Facilities Board,
              Tennessee, Student Housing Refg Ser 2005 A..............   5.125   10/01/35      1,969,800
                                                                                            ------------
--------
                                                                                               6,695,718
   6,600
                                                                                            ------------
--------
            Hospital Revenue (13.8%)
   1,000    Colbert County - Northwest Health Care Authority, Alabama,
              Helen Keller Hospital Ser 2003..........................   5.75    06/01/27      1,021,220
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1999 B..................................   5.625   09/01/28      2,043,140
   2,000    Hawaii Department of Budget & Finance, Kuakini Health 2002
              Ser A...................................................   6.375   07/01/32      2,119,820
   1,000    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002.......................................   6.125   08/01/31      1,064,960
     600    Gaylord Hospital Financing Authority, Michigan, Otsego
              Memorial Hospital Ser 2004..............................   6.50    01/01/37        616,428
   1,500    St Paul Housing & Redevelopment Authority, Minnesota,
              HealthEast Ser 2005.....................................   6.00    11/15/35      1,600,725
   3,000    Henderson, Nevada, Catholic Health West 1998 Ser A........   5.375   07/01/26      3,067,530
   1,500    New Hampshire Higher Educational & Health Facilities
              Authority, Littleton Hospital Assn Ser 1998 A...........   6.00    05/01/28      1,530,750
   2,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994.....................   7.25    07/01/27      2,053,800
     955    Nassau County Industrial Development Agency, New York,
              North Shore Health Ser B................................   5.875   11/01/11      1,019,720
   1,000    Monroe County Hospital Authority, Pennsylvania, Pocono
              Medical Center Ser 2003.................................   6.00    01/01/43      1,058,160
   2,000    South Carolina Jobs - Economic Development Authority,
              Palmetto Health Alliance Refg Ser 2003 C................   6.875   08/01/27      2,319,820

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  1,000    Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002....   6.50%   04/15/31   $  1,055,850
   1,000    Decatur Hospital Authority, Texas, Wise Regional Health
              Ser 2004 A..............................................   7.125   09/01/34      1,077,300
                                                                                            ------------
--------
                                                                                              21,649,223
  20,555
                                                                                            ------------
--------
            Industrial Development/Pollution Control Revenue (13.7%)
     360    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser
              1991 (AMT)++............................................  10.125   09/01/11        360,475
   2,000    Chicago, Illinois, Chicago O'Hare Int'l Airport/United
              Airlines Inc Refg Ser 2001 C (a)........................   6.30    05/01/16        294,860
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)..........   6.00    06/01/27      1,523,535
            New York City Industrial Development Agency, New York,
   2,000      7 World Trade Center LLC Ser 2005 A.....................   6.50    03/01/35      2,110,880
   2,000      American Airlines Inc Ser 2005 (AMT)....................   7.75    08/01/31      1,933,280
   1,500    New York Counties Tobacco Trust IV, New York, Ser 2005
              A.......................................................   5.00    06/01/45      1,371,780
     380    Zanesville-Muskingum County Port Authority, Ohio, Anchor
              Glass Container Corp Ser 1989 B (AMT)...................  10.25    12/01/08        380,182
   2,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B.......................................................   7.75    05/01/20      2,047,780
   2,920    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)...................................................   6.65    05/01/10      3,128,605
   1,000    Pennsylvania Economic Development Financing Authority,
              Reliant Energy Inc Ser 2001 A (AMT).....................   6.75    12/01/36      1,063,480
   1,225    Lexington County, South Carolina, Ellett Brothers Inc Refg
              Ser 1988................................................   7.50    09/01/08      1,209,786
   1,000    Brazos River Authority, Texas, Texas Utilities Electric
              Co. Electric Refg Ser 1999 A (AMT)......................   7.70    04/01/33      1,172,120
   1,000    Chesterfield County Industrial Development Authority,
              Virginia, Virginia Electric & Power Co Ser 1985.........   5.50    10/01/09      1,028,070
   3,700    Pittsylvania County Industrial Development Authority,
              Virginia, Multi-Trade Pittsylvania County Ser 1994 A
              (AMT)...................................................   7.45    01/01/09      3,795,312
                                                                                            ------------
--------
                                                                                              21,420,145
  22,585
                                                                                            ------------
--------
            Mortgage Revenue - Multi-Family (7.2%)
            Washington County Housing & Redevelopment Authority,
              Minnesota,
   3,885      Courtly Park Ser 1989 A.................................   9.75    06/15/19      3,023,929
   1,165      Courtly Park Ser 1989 A (AMT)...........................  10.25    06/15/19        907,057
  24,080      Courtly Park Ser 1989 B.................................   0.00    06/15/19        467,633
   8,678      Courtly Park Ser 1989 B (AMT)...........................   0.00    06/15/19        168,524
            White Bear Lake, Minnesota,
   3,715      White Bear Woods Apts Phase II Refg 1989 Ser A..........   9.75    06/15/19      3,200,287
  19,771      White Bear Woods Apts Phase II Refg 1989 Ser B..........   0.00    06/15/19        383,961

                       See Notes to Financial Statements
 8

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  3,000    Brookhaven Industrial Development Agency, New York,
              Woodcrest Estates Ser 1998 A (AMT)......................   6.375%  12/01/37   $  3,059,670
                                                                                            ------------
--------
                                                                                              11,211,061
  64,294
                                                                                            ------------
--------
            Mortgage Revenue - Single Family (6.0%)
            Colorado Housing & Finance Authority,
     115      1996 Ser B (AMT)........................................   7.65    11/01/26        117,514
     575      Ser 1998 D-2 (AMT)......................................   6.35    11/01/29        581,245
  22,400    New Hampshire Housing Finance Authority, Residential 1983
              Ser B...................................................   0.00    01/01/15      8,789,983
                                                                                            ------------
--------
                                                                                               9,488,742
  23,090
                                                                                            ------------
--------
            Nursing & Health Related Facilities Revenue (9.9%)
            Escambia County, Florida,
   4,885      Pensacola Care Development Centers Ser 1989.............  10.25    07/01/11      4,899,947
   1,125      Pensacola Care Development Centers Ser 1989 A...........  10.25    07/01/11      1,128,443
   1,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999.......   6.75    04/01/34      1,029,860
   1,000    Pinellas County Health Facilities Authority, Florida, Oaks
              of Clearwater Ser 2004..................................   6.25    06/01/34      1,050,870
   1,925    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996...............................   9.25    07/01/25      2,343,033
     515    Kentucky Economic Development Financing Authority, AHF/
              Kentucky-Iowa Inc Ser 2003..............................   6.50#   01/01/29        517,019
   1,725    Massachusetts Development Finance Agency, New England
              Center for Children Ser 1998............................   5.875   11/01/18      1,754,601
   1,000    Massachusetts Health & Educational Facilities Authority,
              The Learning Center for Deaf Children Ser C.............   6.125   07/01/29      1,008,390
   1,000    St Louis County Industrial Development Authority,
              Missouri, Pediatric Rehabilitation Center Ser 2003 A....   6.625   11/15/35      1,029,820
     780    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999.....................   6.00    06/01/09        797,246
                                                                                            ------------
--------
                                                                                              15,559,229
  14,955
                                                                                            ------------
--------
            Recreational Facilities Revenue (4.6%)
   2,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A.................................   6.25    01/01/30      2,089,740
   1,000    San Diego County, California, San Diego Natural History
              Museum COPs.............................................   5.70    02/01/28        970,300
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010      Special 1996 Ser A (b)..................................   6.40    09/01/11      1,048,077
   1,000      Special 1997 Ser B (b)..................................   5.75    09/01/27      1,027,180

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  2,000    Austin Convention Enterprises Inc, Texas, Convention
              Center Hotel Ser 2000 A.................................   6.70%   01/01/32   $  2,112,800
                                                                                            ------------
--------
                                                                                               7,248,097
   7,010
                                                                                            ------------
--------
            Retirement & Life Care Facilities Revenue (18.3%)
     500    Orange County Health Facilities Authority, Florida,
              Orlando Lutheran Towers Inc Ser 2005....................   5.70    07/01/26        500,595
   1,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A.....................................   8.00    01/01/30      1,076,600
   1,000    Illinois Finance Authority, Landing at Plymouth Ser 2005 A
              (WI)....................................................   6.00    05/15/37        994,340
   1,000    Hawaii Department of Budget & Finance, Kahala Nui 2003 Ser
              A.......................................................   8.00    11/15/33      1,156,170
   1,500    Lenexa, Kansas, Lakeview Village - Southridge Ser 2002
              C.......................................................   6.875   05/15/32      1,610,385
   1,500    Maryland Health & Higher Educational Facilities Authority,
              Mercy Ridge 2003 Ser A..................................   6.00    04/01/35      1,580,220
   1,500    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A..................................   5.75    07/01/23      1,503,810
   1,500    Kansas City Industrial Development Agency, Missouri,
              Bishop Spencer 2004 Ser A...............................   6.50    01/01/35      1,573,245
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Village Inc Ser 2001 A......................   7.25    11/15/31      1,081,770
   1,000      Franciscan Oaks Ser 1997................................   5.70    10/01/17      1,014,850
     730      Lions Gate Ser 2005 A...................................   5.875   01/01/37        742,958
   1,000      The Presbyterian Home at Montgomery Ser 2001 A..........   6.375   11/01/31      1,032,910
   2,000      United Methodist Homes of New Jersey Ser 1998...........   5.125   07/01/25      1,981,620
   3,250    Suffolk County Industrial Development Agency, New York,
              Jefferson's Ferry Ser 1999..............................   7.25    11/01/28      3,512,145
   1,000    North Carolina Medical Care Commission, The Given Estate
              Ser 2003 A..............................................   6.50    07/01/32      1,069,760
   1,000    Chester County Health & Education Facilities Authority,
              Pennsylvania, Jenner's Pond Inc Ser 2002................   7.625   07/01/34      1,134,710
   1,000    Montgomery County Industry Development Authority,
              Pennsylvania, Whitemarsh Community Ser 2005.............   6.25    02/01/35      1,042,380
     750    Shelby County Health, Educational & Housing Facilities
              Board, Tennessee, Village at Germantown Ser 2003 A......   7.25    12/01/34        765,840
   1,000    Houston Health Facilities Authority, Texas, Buckingham
              Senior Living Community Ser 2004 A......................   7.125   02/15/34      1,093,340
   2,100    Vermont Economic Development Authority, Wake Robin Corp
              Ser 1999 A..............................................   6.75    03/01/29      2,199,414
   1,000    Peninsula Ports Authority of Virginia, Virginia Baptist
              Homes Ser 2003 A........................................   7.375   12/01/32      1,109,220

                       See Notes to Financial Statements
 10

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  1,000    Virginia Beach Development Authority, Virginia,
              Westminster-Canterbury Refg Ser 2005 A..................   5.25%   11/01/26   $  1,010,360
                                                                                            ------------
--------
                                                                                              28,786,642
  27,330
                                                                                            ------------
--------
            Tax Allocation Revenue (14.2%)
     500    Carlsbad Assessment District #2002-2001, California,
              Poinsettia Lane East Ser 2005 A.........................   5.20    09/02/35        499,430
   1,000    San Marcos Community Facilities District #2002-01,
              California, University Commons Ser 2004.................   5.95    09/01/35      1,042,450
   1,000    Santa Ana Unified School District Community Facilities
              District #2004-1, California, Central Park Ser 2005.....   5.10    09/01/35        980,260
   2,000    Elk Valley Public Improvement Corporation, Colorado, Ser
              2001 A..................................................   7.35    09/01/31      2,123,180
   1,000    Southlands Metropolitan District #1, Colorado, Ser 2004...   7.125   12/01/34      1,088,690
   2,000    Beacon Lakes, Community Development District, Florida, Ser
              2003 A..................................................   6.90    05/01/35      2,107,360
   1,000    Midtown Miami Community Development District, Florida, Ser
              2004 A..................................................   6.25    05/01/37      1,060,660
   2,000    Atlanta, Georgia, Eastside Ser 2005 B.....................   5.60    01/01/30      2,051,640
   2,000    Chicago, Illinois, Lake Shore East, Ser 2002..............   6.75    12/01/32      2,167,760
     725    Lincolnshire, Illinois, Service Area #1 Sedgebrook Ser
              2004....................................................   6.25    03/01/34        769,530
   2,000    Des Peres, Missouri, West County Center Ser 2002..........   5.75    04/15/20      2,046,380
   4,000    Fenton, Missouri, Gravois Bluffs Redevelopment Ser 2001 A
              Refg....................................................   7.00    10/01/21      4,286,559
   1,980    Las Vegas District #808, Nevada, Summerlin Ser 2001.......   6.75    06/01/21      2,062,883
                                                                                            ------------
--------
                                                                                              22,286,782
  21,205
                                                                                            ------------
--------
            Transportation Facilities Revenue (2.3%)
   1,650    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
              Ser 1993 A (Ambac)......................................   5.85    10/01/13      1,772,380
     750    Augusta, Georgia, Airport Passenger Facility Charge Ser
              2005 A..................................................   5.15    01/01/35        754,838
   1,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 2nd Tier Ser 2000..............................   7.375   01/01/40      1,044,450
                                                                                            ------------
--------
                                                                                               3,571,668
   3,400
                                                                                            ------------
--------
 211,024    Total Tax-Exempt Municipal Bonds (Cost $156,639,931).........................    147,917,307
                                                                                            ------------
--------
            Short-Term Tax-Exempt Municipal Obligations (4.5%)
   2,100    Orange County Sanitation District, California, Ser 2000 B
              COPs (Demand 12/01/05)..................................   3.00*   08/01/30      2,100,000
   1,000    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993 (Called
              for Redemption 12/29/05)................................   8.375   10/01/13      1,004,370
   2,900    Michigan State University, Ser 2002 A (Demand 12/01/05)...   1.00*   08/15/32      2,900,000

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  1,100    Roanoke Industrial Development Authority, Virginia,
              Carilion Health Ser 1997 A (Demand 12/01/05)............   1.20*%  07/01/27   $  1,100,000
                                                                                            ------------
--------
   7,100    Total Short-Term Tax-Exempt Municipal Obligations (Cost $7,092,821)..........      7,104,370
                                                                                            ------------
--------

$218,124    Total Investments (Cost $163,732,752) (c)(d).........................    98.8%     155,021,677
========
            Other Assets in Excess of Liabilities................................     1.2        1,849,285
                                                                                    -----     ------------
            Net Assets...........................................................   100.0%    $156,870,962
                                                                                    =====     ============

---------------------

    AMT    Alternative Minimum Tax.
    COPs   Certificates of Participation.
    WI     Security purchased on a when-issued basis.
    *      Current coupon of variable rate demand obligation.
    ++     Joint exemption in locations shown.
    #      Currently a 6.50% coupon; increases to 8.00% on January 1,
           2009.
    (a)    Bond in default; Issuer in bankruptcy; non-income producing security.
    (b)    Resale is restricted to qualified institutional investors.
    (c)    Securities have been designated as collateral in an amount equal to $995,407 in connection with security purchased on a when-issued basis.
    (d)    The aggregate cost for federal income tax purposes is
           $163,630,292. The aggregate gross unrealized appreciation is
           $7,028,973 and the aggregate gross unrealized depreciation is $15,637,588, resulting in net unrealized depreciation of
           $8,608,615.
    Bond Insurance:
    ---------------
    Ambac  Ambac Assurance Corporation.

                       See Notes to Financial Statements
 12

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS (UNAUDITED)

Statement of Assets and Liabilities
November 30, 2005

Assets:
Investments in securities, at value
  (cost $163,732,752)...............  $155,021,677
Cash................................        24,190
Receivable for:
    Interest........................     2,840,011
    Investments sold................       174,372
Prepaid expenses and other assets...        11,082
                                      ------------
    Total Assets....................   158,071,332
                                      ------------
Liabilities:
Payable for:
    Investments purchased...........       995,507
    Investment advisory fee.........        70,919
    Transfer agent fee..............        32,222
    Administration fee..............        11,347
Accrued expenses and other
  payables..........................        90,375
                                      ------------
    Total Liabilities...............     1,200,370
                                      ------------
    Net Assets......................  $156,870,962
                                      ============
Composition of Net Assets:
Paid-in-capital.....................  $174,399,443
Net unrealized depreciation.........    (8,711,075)
Accumulated undistributed net
  investment income.................     2,657,321
Accumulated net realized loss.......   (11,474,727)
                                      ------------
    Net Assets......................  $156,870,962
                                      ============
Net Asset Value Per Share,
19,685,043 shares outstanding
(unlimited shares authorized $.01
par value)..........................         $7.97
                                      ============

Statement of Operations
For the six months ended November 30, 2005

Net Investment Income:
Interest Income.......................  $ 5,889,474
                                        -----------
Expenses
Investment advisory fee...............      395,613
Administration fee....................       63,298
Transfer agent fees and expenses......       35,102
Professional fees.....................       31,545
Shareholder reports and notices.......       17,598
Registration fees.....................        5,894
Trustees' fees and expenses...........        4,514
Custodian fees........................        3,858
Other.................................        9,959
                                        -----------
    Total Expenses....................      567,381
                                        -----------

Less: expense offset..................       (3,788)
                                        -----------
    Net Expenses......................      563,593
                                        -----------
    Net Investment Income.............    5,325,881
                                        -----------
Net Realized and Unrealized Gain
(Loss):
Net Realized Gain on:
Investments...........................      640,600
Futures contracts.....................       41,078
                                        -----------
    Net Realized Gain.................      681,678
                                        -----------
Net Change in Unrealized
  Depreciation........................   (1,546,003)
                                        -----------
    Net Loss..........................     (864,325)
                                        -----------
Net Increase..........................  $ 4,461,556
                                        ===========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              NOVEMBER 30, 2005   MAY 31, 2005
                                                              -----------------   ------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  5,325,881      $ 10,610,238
Net realized gain (loss)....................................         681,678        (1,978,394)
Net change in unrealized depreciation.......................      (1,546,003)        7,868,814
                                                                ------------      ------------
    Net Increase............................................       4,461,556        16,500,658

Dividends to shareholders from net investment income........      (5,120,171)      (10,055,170)

Decrease from transactions in shares of beneficial
  interest..................................................         (64,711)       (5,116,505)
                                                                ------------      ------------
    Net Increase (Decrease).................................        (723,326)        1,328,983
Net Assets:
Beginning of period.........................................     157,594,288       156,265,305
                                                                ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $2,657,321 and $2,451,611, respectively).................    $156,870,962      $157,594,288
                                                                ============      ============

                       See Notes to Financial Statements
 14

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on June 22, 1988 and commenced operations on September 19, 1988.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

D. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2005 aggregated $14,878,357 and $19,461,506, respectively. Included in the aforementioned transactions are purchases of $1,995,320 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended November 30, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,757. At November 30, 2005, the Fund had an accrued pension liability of $63,333 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, May 31, 2004.......................................  20,379,272   $203,792    $179,376,867
Treasury shares purchased and retired (weighted average
  discount 4.79%*)..........................................    (686,029)    (6,860)     (5,109,645)
                                                              ----------   --------    ------------
Balance, May 31, 2005.......................................  19,693,243   $196,932    $174,267,222
Treasury shares purchased and retired (weighted average
  discount 0.54%)*..........................................      (8,200)       (82)        (64,629)
                                                              ----------   --------    ------------
Balance November 30, 2005...................................  19,685,043   $196,850    $174,202,593
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT         RECORD            PAYABLE
       DATE         PER SHARE        DATE              DATE
------------------  ---------  ----------------  -----------------
  September 27,
  2005............   $0.045    December 9, 2005  December 23, 2005
   December 27,
  2005............   $0.045    January 6, 2006   January 20, 2006
   December 27,
  2005............   $0.045    February 3, 2006  February 17, 2006
   December 27,
  2005............   $0.045     March 3, 2006     March 17, 2006

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (UNAUDITED) continued

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2005, the Fund had a net capital loss carryforward of $12,156,403 of which $700,037 will expire on May 31, 2006, $87,017 will expire on May 31, 2008, $4,628,820 will expire on May 31, 2009, $1,864,080 will expire on May 31,
2011 and $4,876,449 will expire on May 31, 2013 to offset future capital gains to the extent provided by regulations.

As of May 31, 2005, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and interest on bonds in default.

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                            FOR THE SIX                   FOR THE YEAR ENDED MAY 31
                                           MONTHS ENDED      ----------------------------------------------------
                                         NOVEMBER 30, 2005     2005       2004       2003       2002       2001
                                         -----------------   --------   --------   --------   --------   --------
                                            (unaudited)
Selected Per Share Data:

Net asset value, beginning of the
 period................................        $ 8.00           $7.67      $7.91      $7.88      $8.03      $7.79
                                               ------           -----      -----      -----      -----      -----

Income (loss) from investment
 operations:
    Net investment income*.............          0.27            0.53       0.52       0.54       0.55       0.55
    Net realized and unrealized gain
    (loss).............................         (0.04)           0.29      (0.26)      0.04      (0.13)      0.28
                                               ------           -----      -----      -----      -----      -----

Total income from investment
 operations............................          0.23            0.82       0.26       0.58       0.42       0.83
                                               ------           -----      -----      -----      -----      -----

Less dividends from net investment
 income................................         (0.26)          (0.50)     (0.50)     (0.55)     (0.57)     (0.59)
                                               ------           -----      -----      -----      -----      -----

Anti-dilutive effect of acquiring
 treasury shares*......................         --               0.01        --         --         --         --
                                               ------           -----      -----      -----      -----      -----

Net asset value, end of period.........        $ 7.97           $8.00      $7.67      $7.91      $7.88      $8.03
                                               ======           =====      =====      =====      =====      =====

Market value, end of period............        $ 8.05           $7.97      $7.09      $7.76      $8.08      $8.53
                                               ======           =====      =====      =====      =====      =====

Total Return+..........................          4.25%(1)       20.12%     (2.34)%     3.09%      1.42%     10.78%

Ratios to Average Net Assets:
Total expenses (before expense
 offset)...............................          0.72%(2)        0.83%      0.94%      0.93%(3)     0.92%     0.93%

Net investment income..................          6.73%(2)        6.76%      6.63%      6.85%      6.92%      6.95%

Supplemental Data:
Net assets, end of period, in
 thousands.............................      $156,871        $157,594   $156,265   $164,208   $165,019   $168,062

Portfolio turnover rate................            10%(1)          12%        10%         8%         7%        16%

---------------------

    * The per share amounts were computed using an average number of shares outstanding during the period.
    + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                                                                              19
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income
Opportunities Trust

Semiannual Report
November 30, 2005

[MORGAN STANLEY LOGO]

38532RPT-RA06-00007P-Y11/05

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                                    REGISTRANT PURCHASE OF EQUITY SECURITIES
                                    ----------------------------------------
                                                                                    (d) Maximum Number
                                                                                      (or Approximate
                                                               (c) Total Number of   Dollar Value) of
                                                                Shares (or Units)    Shares (or Units)
                                                                Purchased as Part     that May Yet Be
                     (a) Total Number of  (b) Average Price       of Publicly        Purchased Under
                      Shares (or Units)   Paid per Share (or   Announced Plans or      the Plans or
    Period               Purchased              Unit)               Programs             Programs
------------------   -------------------  ------------------  --------------------  -------------------
June 1, 2005-
June 30, 2005                     -                 -                N/A                 N/A

July 1, 2005-
July 31, 2005                     -                 -                N/A                 N/A

August 1, 2005-
August 31, 2005                   -                 -                N/A                 N/A

September 1, 2005-
September 30, 2005                -                 -                N/A                 N/A

October 1, 2005-
October 31, 2005                  -                 -                N/A                 N/A

November 1, 2005-
November 30, 2005            8,200            $7.8905                N/A                 N/A
                             -----            -------                ---                 ---
Total                        8,200            $7.8905                N/A                 N/A
                             -----            -------                ---                 ---

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

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

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


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





                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006



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